Debt and Financing Arrangements (Schedule of Long-term Debt) (Details) (USD $)	11 Months Ended	12 Months Ended
	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Oct. 26, 2011	Jan. 25, 2012	Jun. 07, 2013
Debt Instrument [Line Items]
Short-term Debt	$ 143,689,000	$ 1,137,181,000	$ 46,460,000
Long-term Debt	14,725,411,000	4,749,096,000	4,851,785,000
Hedge Accounting Adjustments	0	122,455,000	128,444,000
Less portion due within one year	(107,765,000)	(1,023,212,000)	(200,248,000)
Total long-term debt	14,617,646,000	3,848,339,000	4,779,981,000
Weighted-average interest rate on long-term debt, including the impact of applicable interest rate swaps	4.01%	4.07%	4.28%
Short-term Debt, Weighted Average Interest Rate	2.10%	1.40%	5.10%
$2.95 Billion, Term B-1 Loan [Member]
Debt Instrument [Line Items]
Long-term Debt	2,929,213,000	0	0
$6.55 Billion, Term B-2 Loan [Member]
Debt Instrument [Line Items]
Long-term Debt	6,518,524,000	0	0
4.25% Second Lien, Senior Secured Notes, Due 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt	3,100,000,000	0	0
Japanese Yen Credit Agreement due October 2012 [Member]
Debt Instrument [Line Items]
Long-term Debt	0	0	186,869,000
Other U.S. Dollar due May 2013 — November 2034 (0.94—7.96%) [Member]
Debt Instrument [Line Items]
Long-term Debt	10,774,000	25,688,000	43,164,000
Other Non-U.S. Dollar due May 2013 — May 2023 (3.50—11.00%) [Member]
Debt Instrument [Line Items]
Long-term Debt	70,411,000	56,293,000	64,060,000
5.35% U.S. Dollar Notes due July 2013 [Member]
Debt Instrument [Line Items]
Long-term Debt	0	499,993,000	499,958,000
Interest rate on notes issued		5.35%
8.0% Heinz Finance Preferred Stock due July 2013 [Member]
Debt Instrument [Line Items]
Long-term Debt	0	350,000,000	350,000,000
Preferred stock, dividend rate, percentage	8.00%
Japanese Yen Credit Agreement due December 2013 [Member]
Debt Instrument [Line Items]
Long-term Debt	0	163,182,000	199,327,000
U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt		500,000,000	500,000,000
Japanese Yen Credit Agreement Due October 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt	0	152,983,000	0
US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]
Debt Instrument [Line Items]
Long-term Debt	0	100,000,000	100,000,000
2.00% U.S. Dollar Notes due September 2016 [Member]
Debt Instrument [Line Items]
Long-term Debt	58,308,000	299,933,000	299,913,000
Interest rate on notes issued		2.00%		2.00%
1.50% U.S. Dollar Notes due March 2017 [Member]
Debt Instrument [Line Items]
Long-term Debt	17,743,000	299,648,000	299,556,000
Interest rate on notes issued		1.50%	1.50%
U.S. Dollar Remarketable Securities due December 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt	0	119,000,000	119,000,000
Interest rate on notes issued					6.049%
3.125% U.S. Dollar Notes due September 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt	34,433,000	395,772,000	395,268,000
Interest rate on notes issued		3.125%		3.125%
2.85% U.S. Dollar Notes Due March 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt	5,599,000	299,565,000	299,516,000
Interest rate on notes issued		2.85%	2.85%
6.375% U.S. Dollar Debentures due July 2028 [Member]
Debt Instrument [Line Items]
Long-term Debt	258,075,000	231,396,000	231,137,000
Interest rate on notes issued		6.375%				6.375%
6.25% British Pound Notes due February 2030 [Member]
Debt Instrument [Line Items]
Long-term Debt	218,507,000	192,376,000	202,158,000
Interest rate on notes issued		6.25%
6.75% U.S. Dollar Notes due March 2032 [Member]
Debt Instrument [Line Items]
Long-term Debt	476,943,000	435,185,000	435,112,000
Interest rate on notes issued		6.75%				6.75%
7.125% U.S. Dollar Notes due August 2039 [Member]
Debt Instrument [Line Items]
Long-term Debt	1,026,881,000	628,082,000	626,747,000
Interest rate on notes issued		7.125%				7.125%
Minimum [Member] | Other U.S. Dollar due May 2013 — November 2034 (0.94—7.96%) [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		0.94%
Minimum [Member] | Other Non-U.S. Dollar due May 2013 — May 2023 (3.50—11.00%) [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		3.50%
Minimum [Member] | U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		2.11%
Minimum [Member] | US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		2.86%
Maximum [Member] | Other U.S. Dollar due May 2013 — November 2034 (0.94—7.96%) [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		7.96%
Maximum [Member] | Other Non-U.S. Dollar due May 2013 — May 2023 (3.50—11.00%) [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		11.00%
Maximum [Member] | U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		4.23%
Maximum [Member] | US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		3.55%
Successor [Member]
Debt Instrument [Line Items]
Short-term Debt	143,689,000
Long-term Debt	14,725,411,000
Less portion due within one year	(107,765,000)
Total long-term debt	14,617,646,000
Predecessor [Member]
Debt Instrument [Line Items]
Short-term Debt		1,137,181,000	46,460,000
Less portion due within one year		(1,023,212,000)	(200,248,000)
Total long-term debt		$ 3,848,339,000	$ 4,779,981,000